RESERVES, Movements in Share-based Payments Reserve (Details)		12 Months Ended
		Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($) shares
Movements in share-based payments reserve [Abstract]
Number of incentive share options granted (in shares)		25,950,000	4,950,000	28,650,000
Number of incentive share options exercised (in shares)		(31,500,000)	0	(5,000,000)
Number of incentive share options expiration (in shares)		(25,475,000)	0	0
Number of performance rights granted (in shares)		7,500,000	0	0
Number of performance rights expiry/lapsed (in shares)		(50,000)	(1,100,000)	(1,100,000)
Opening balance, Share-based payments reserve | $		$ 2,287,301	$ 1,897,391
Conversion of performance rights | $		0	0
Issue of shares to non-executive directors | $		0
Expiration of incentive options | $		0
Share-based payment expenses | $		470,939	438,375	$ 1,172,164
Closing balance, Share-based payments reserve | $		$ 1,311,675	$ 2,287,301	$ 1,897,391
Share Based Payments Reserve [Member]
Movements in share-based payments reserve [Abstract]
Opening balance, Number of incentive options (in shares)		84,650,000	79,700,000	56,450,000
Number of incentive share options granted (in shares)	[1]	25,950,000	4,950,000	28,250,000
Number of incentive share options exercised (in shares)		(31,500,000)		(5,000,000)
Number of incentive share options expiration (in shares)		(25,475,000)		0
Closing balance, Number of incentive options (in shares)		53,625,000	84,650,000	79,700,000
Opening balance, Number of performance rights (in shares)		50,000	1,500,000	2,200,000
Number of performance rights granted (in shares)	[1]	7,500,000	0	400,000
Number of performance rights converted (in shares)		(2,500,000)	(350,000)
Number of performance rights expiry/lapsed (in shares)		(50,000)	(1,100,000)	(1,100,000)
Closing balance, Number of performance rights (in shares)		5,000,000	50,000	1,500,000
Opening balance, Number of unissued share options (in shares)		0	1,500,000
Number of shares, granted (in shares)	[1]	2,000,000
Transfer to issued capital upon issue of shares to non-executive directors (in shares)		(2,000,000)
Closing balance, Number of unissued share options (in shares)		0	0	1,500,000
Opening balance, Share-based payments reserve | $		$ 2,287,301	$ 1,897,391	$ 861,973
Exercise of incentive options | $		(706,570)		(136,746)
Conversion of performance rights | $		(114,072)	(48,465)
Issue of shares to non-executive directors | $		(93,989)
Expiration of incentive options | $		(531,934)		0
Share-based payment expenses | $		470,939	438,375	1,172,164
Closing balance, Share-based payments reserve | $		$ 1,311,675	$ 2,287,301	$ 1,897,391

[1]	For details on the valuation of Incentive Options and Performance Rights, including models and assumptions used, refer to Note 18 of the financial statements.